Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
December 16, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644 Invesco Commodities Strategy Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on December 2, 2011 (revised prospectus) (Accession Number: 0000950123-11-101768).
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (404) 439-3218.
Very truly yours,
/s/ Christopher Fischer
Christopher Fischer
Counsel